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                         UBS PACE SELECT ADVISORS TRUST
                          UBS TACTICAL ALLOCATION FUND
                             UBS S&P 500 INDEX FUND
                                 THE UBS FUNDS

                              Prospectus Supplement

                                                               November 14, 2003

Dear Investor,

         The purpose of this supplement is to update the prospectuses of the above-referenced Funds.

The following language supplements the sub-section "Buying Shares" in the "Managing Your Fund Account" section of each prospectus.

         "Selected securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a processing fee to confirm a purchase. UBS Financial Services Inc. currently charges a fee of $5.25."

The following language supplements the sub-section "Selling Shares" in the "Managing Your Fund Account" section of each prospectus.

         "Securities dealers or other financial institutions, including UBS Financial Services Inc., may charge a fee to process a redemption of shares. UBS Financial Services Inc. currently charges a fee of $5.25."

                                                                   Item # ZS-224